Fair values of financial assets and liabilities - Valuation methodology (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets, fair value	£ 44,332	£ 58,917
Financial liabilities, fair value	17,912	28,641
Deposits From Banks [Member]
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	29,984	26,263
Financial liabilities, fair value	29,953	26,245
Deposits from Customers [Member]
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	394,233	391,251
Financial liabilities, fair value	394,458	391,524
Due to fellow Lloyds Banking Group undertakings
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	17,514	19,663
Financial liabilities, fair value	17,514	19,663
Financial liabilities at fair value through profit or loss
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	8,237	17,730
Financial liabilities, fair value	8,237	17,730
Derivative financial instruments
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	9,675	10,911
Financial liabilities, fair value	9,675	10,911
Debt securities in issue
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	69,341	64,533
Financial liabilities, fair value	70,003	66,379
Subordinated Liabilities [Member]
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	12,432	12,745
Financial liabilities, fair value	14,378	14,460
Financial assets at FVOCI
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	26,680	24,368
Financial assets, fair value	26,680	24,368
Financial assets at fair value through profit or loss
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	6,904	23,256
Financial assets, fair value	6,904	23,256
Derivative financial instruments
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	10,748	11,293
Financial assets, fair value	10,748	11,293
Loans and Advances to Banks [Member]
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	4,202	3,692
Financial assets, fair value	4,201	3,655
Loans and advances to customers [Member]
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	472,187	464,044
Financial assets, fair value	473,818	463,796
Due from fellow Lloyds Banking Group undertakings
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	1,887	1,878
Financial assets, fair value	1,887	1,878
Financial assets at amortised cost
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	483,594	474,709
Financial assets, fair value	485,217	474,436
Debt securities
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	5,318	5,095
Financial assets, fair value	5,311	5,107
Debt securities | Financial assets at FVOCI
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets, fair value	£ 26,223	24,147
Available For Sale Financial Assets [Member] | Financial assets at FVOCI
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets, fair value		£ 24,368